Business Combinations - Reliva LLC ("Reliva") (Details) $ / shares in Units, $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2020 CAD ($) shares	May 27, 2020 CAD ($)	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2019 CAD ($)	Sep. 21, 2020 shares	May 28, 2020 CAD ($) shares	May 28, 2020 USD ($) $ / shares shares	May 11, 2020 shares	May 10, 2020 shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares	21,009,339		21,009,339		5,278,286			110,089,377	1,321,072,394
Total consideration
Cash paid				$ 11,220,000
Common shares issued				3,036,810,000
Total consideration paid				3,181,453,000
Net identifiable assets acquired (liabilities assumed)
Cash				131,476,000
Accounts receivable				18,237,000
Inventories				38,689,000
Identifiable assets acquired (liabilities assumed)				764,513,000
Purchase price allocation
Identifiable assets acquired (liabilities assumed)				764,513,000
Goodwill				2,416,940,000
Total consideration paid				3,181,453,000
Net cash outflows
Cash consideration paid				(11,220,000)
Cash acquired				131,476,000
Cash acquired, net of cash consideration paid				120,256,000
Acquisition costs expensed
Acquisition costs				15,524,000
Gross contractual receivables acquired				20,616,000
Expected uncollectible receivables				2,379,000
Goodwill arising from acquisitions expected to be deductible for tax purposes				$ 0
Reliva
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares						2,480,810	2,480,810
Share price (in USD per share) | $ / shares							$ 15.34
Total consideration
Cash paid						$ 0
Common shares issued						52,380,000	$ 38.1
Funds held in escrow						688,000
Total consideration paid						53,068,000
Net identifiable assets acquired (liabilities assumed)
Cash						280,000
Accounts receivable						316,000
Inventories						1,195,000
Prepaids and other current assets						657,000
Accounts payable and accrued liabilities						(429,000)
Deferred revenue						(618,000)
Identifiable assets acquired (liabilities assumed)						14,890,000
Purchase price allocation
Identifiable assets acquired (liabilities assumed)						14,890,000
Goodwill						38,178,000
Total consideration paid						53,068,000
Net cash outflows
Cash consideration paid						0
Cash acquired						280,000
Cash acquired, net of cash consideration paid						280,000
Acquisition costs expensed
Acquisition costs			$ 1,849,000
Revenue of combined entity as if combination occurred at beginning of period	$ 600,000
Net income of acquiree since acquisition date	$ (100,000)
Revenue of acquiree prior to acquisition date		$ 7,600,000
Net income of acquiree prior to acquisition date		$ (1,900,000)
Reliva | Distribution network
Net identifiable assets acquired (liabilities assumed)
Intangible assets						$ 13,489,000
Reliva | Top of range
Disclosure of detailed information about business combination [line items]
Gross contingent consideration							$ 45.0